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VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission	Trayne S. Wheeler
100 F Street, N.E.	trayne.wheeler@klgates.com
Washington, DC 20549
July 15, 2016

Re:	John Hancock Investment Trust (the “Trust”), on behalf of its series: John Hancock Disciplined Value International Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Fund in connection with the reorganization of John Hancock International Core Fund, a series of John Hancock Funds III into the Fund, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on August 14, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call me at (617) 951-9068.

Very truly yours,

/s/ Trayne S. Wheeler
Trayne S. Wheeler

Cc:	Thomas Dee, Assistant Secretary of the Trust
Harsha Pulluru, Assistant Secretary of the Trust